REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
REVENUES
Schedule of revenues

	As restated
						Consolidated
2023	B2C	B2B Infra	B2B ICT	International	Others	revenue
Data, internet, and information technology service revenues
Cellular data and internet	73,187	—	—	—	—	73,187
Internet, data communication, and information technology services	346	1,027	8,127	1,354	45	10,899
Others	34	173	431	948	1,768	3,354
Total data, internet, and information technology service revenues	73,567	1,200	8,558	2,302	1,813	87,440
IndiHome revenues	25,992	—	2,793	—	—	28,785
Interconnection revenues	293	1,317	—	7,457	—	9,067
Telephone revenues
Cellular	8,022	—	—	172	—	8,194
Fixed lines	332	117	450	—	—	899
SMS	3,345	—	35	—	—	3,380
Total telephone revenues	11,699	117	485	172	—	12,473
Network revenues	4	1,009	786	683	—	2,482
Other services
Call center service	—	—	1,264	—	—	1,264
Manage service and terminal	—	—	909	11	—	920
E-health	—	—	—	—	761	761
E-payment	—	—	—	—	496	496
Others	158	324	646	9	1,605	2,742
Total other services	158	324	2,819	20	2,862	6,183
Total revenues from contract with customer	111,713	3,967	15,441	10,634	4,675	146,430
Revenues from lessor transactions	—	2,786	—	—	—	2,786
Total revenues	111,713	6,753	15,441	10,634	4,675	149,216

	As restated
						Consolidated
2024	B2C	B2B Infra	B2B ICT	International	Others	revenue
Data, internet, and information technology service revenues
Cellular data and internet	72,639	—	—	—	—	72,639
Internet, data communication, and information technology services	—	1,122	11,314	1,651	17	14,104
Others	134	834	578	260	1,984	3,790
Total data, internet, and information technology service revenues	72,773	1,956	11,892	1,911	2,001	90,533
IndiHome revenues	26,262	—	—	—	—	26,262
Interconnection revenues	363	1,193	—	7,631	—	9,187
Telephone revenues
Cellular	6,077	—	—	183	—	6,260
Fixed lines	—	82	397	—	—	479
SMS	3,791	—	14	—	—	3,805
Total telephone revenues	9,868	82	411	183	—	10,544
Network revenues	3	1,538	648	990	—	3,179
Other services
E-payment	14	—	—	—	1,286	1,300
Call center service	—	—	1,255	—	—	1,255
Manage service and terminal	—	1	1,039	5	—	1,045
E-health	—	—	—	—	767	767
Others	379	381	496	12	1,598	2,866
Total other services	393	382	2,790	17	3,651	7,233
Total revenues from contract with customer	109,662	5,151	15,741	10,732	5,652	146,938
Revenues from lessor transactions	—	3,029	—	—	—	3,029
Total revenues	109,662	8,180	15,741	10,732	5,652	149,967

						Consolidated
2025	B2C	B2B Infra	B2B ICT	International	Others	revenue
Data, internet, and information technology service revenues
Cellular data and internet	71,289	—	—	—	—	71,289
Internet, data communication, and information technology services	440	1,107	10,817	1,843	10	14,217
Others	48	1,237	505	159	2,589	4,538
Total data, internet, and information technology service revenues	71,777	2,344	11,322	2,002	2,599	90,044
IndiHome revenues	26,119	—	—	—	—	26,119
Interconnection revenues	386	1,345	—	7,241	—	8,972
Telephone revenues
Cellular	4,229	—	—	171	—	4,400
Fixed lines	—	88	484	—	—	572
SMS	3,143	—	20	—	—	3,163
Total telephone revenues	7,372	88	504	171	—	8,135
Network revenues	3	1,739	677	1,226	—	3,645
Other services
E-payment	—	—	—	—	1,684	1,684
Manage service and terminal	—	—	1,201	25	—	1,226
Call center service	—	—	1,154	—	—	1,154
E-health	—	—	—	—	—	—
Others	241	538	442	8	1,659	2,888
Total other services	241	538	2,797	33	3,343	6,952
Total revenues from contract with customer	105,898	6,054	15,300	10,673	5,942	143,867
Revenues from lessor transactions	—	2,875	—	—	—	2,875
Total revenues	105,898	8,929	15,300	10,673	5,942	146,742